INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
SUMMARY OF COMPONENTS OF NET DEFERRED TAX ASSETS

Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
Deferred income tax assets:
NOL carryforwards	$16,199	$11,781
Research credit carryforwards	5,153	1,601
Capitalized R&D	19,404	8,490
Stock based compensation	1,929	923
Other	1,117	790
Gross deferred tax assets	43,802	23,585
Less: valuation allowance	(43,596)	(23,283)
Total deferred tax assets	206	302
Deferred income tax liabilities:
Other	(206)	(302)
Total deferred tax liabilities	(206)	(302)
Net deferred tax assets (liabilities)	$—	$—

SUMMARY OF RECONCILIATION OF FEDERAL INCOME TAX RATE

A reconciliation between the provision for income taxes and income taxes computed using the U.S. federal statutory corporate tax rate is as follows (in thousands):

	Years ended December 31,
	2023	2022
U.S. Federal statutory income tax rate	$(15,831)	$(10,829)
State taxes	(3,389)	(2,828)
Permanent and other differences	416	563
Stock-based compensation	1,049	(787)
Research and development credits	(2,676)	(757)
Change in valuation allowance	20,487	14,663
Total tax provision	$56	$25

SUMMARY OF GROSS UNRECOGNIZED TAX BENEFITS

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Years ended December 31,
	2023	2022
Beginning balance of unrecognized tax benefits	$993	$529
Additions based on tax positions related to the current year	1,127	461
Additions based on tax positions related to the prior year	94	3
Ending balance of unrecognized tax benefits	$2,214	$993